UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22880

(Investment Company Act File Number)

Steben Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

9711 Washingtonian Blvd., Suite 400

Gaithersburg, MD 20878

(Address of Principal Executive Offices)(Zip Code)

Jon C. Essen

c/o Steben & Company, Inc

9711 Washingtonian Blvd., Suite 400

Gaithersburg, MD 20878

(Name and Address of Agent for Service)

(240) 631-7600

(Registrant's Telephone Number, Including Area Code)

Date of Fiscal Year End: March 31

Date of Reporting Period: July 1, 2019 - January 24, 2020

Item 1. Proxy Voting Record

No securities required voting during the reported period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STEBEN ALTERNATIVE INVESTMENT FUNDS

By (Signature and Title):	/s/ Jon C. Essen
Jon C. Essen, Chief Financial Officer
Date:	April 21, 2020